Derivative financial liability - current (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at beginning	£ 85	£ 553	£ 1,559
Warrants issued	4,562
Transfer to share premium on exercise of warrants			(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	(487)	(468)	(936)
Balance at ending	£ 4,160	£ 85	£ 553